Organization and Principal Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International is a holding company without any operations and owns 100% of Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands (collectively, the “Company”).

The Company is a marine fuel logistics company providing one-stop solutions for vessel refueling, which is referred to as facilitator in the bunkering industry. The Company facilitates vessel refueling between ship operators and local physical distributors/traders by purchasing marine fuel from suppliers and arranging the delivery of which to customers.

Business Reorganization and Listing of shares in Nasdaq

On March 23, 2023, the Company consummated the initial public offering of 3,325,000 ordinary shares, par value of $0.0001 per share at a price of $4.00 per share (the “Offering”). The Company’s underwriters exercised their over- allotment option in part for an additional 425,000 ordinary shares on March 27, 2023 (“Over-allotment Option”). The Over-allotment Option was closed with the Offering. Upon completion of the Offering 3,750,000 new shares were issued, and the ordinary share capital of the Company became $2,500, representing 25,000,000 shares of $0.0001 par value.

The total number of ordinary shares issued and outstanding as of December 31, 2023 was 25,000,000 shares. The Company’s ordinary shares began trading on the Nasdaq Capital Market on March 23, 2023 under the ticker symbol “BANL”. Upon completion of the issuance of the shares under the Offering, CBL International is effectively owned 52.7% by CBL (Asia), 32.3% by Straits and 15.0% by public shareholders.

On July 22, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) with an investor (the “Investor”) pursuant to which, the Investor purchased 2,500,000 Ordinary Shares of the Company of par value $0.0001 per share (the “Shares”) at a purchase price of $0.55 per share (the “Securities”). Upon the closing of the Private Placement on August 22, 2024, the Shares were issued to the Investor. As of December 31, 2024, the number of ordinary shares issued and outstanding was 27,500,000.

In 2025, the Company issued 327 new ordinary shares, par value $0.0001 per share, under an agreement with an agent at an average price of $0.9399 per share. The proceeds of $307 from the issuance, net of all expenses in the amount of ($42), were credited (charged) to the Additional paid-in capital account.

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Group’s Ownership	Principal Activities
CBL International Limited	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited	British Virgin Islands	100%	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100%	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100%	Sales and distribution of marine fuel
Banle Energy International Limited	Hong Kong	100%	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100%	Business management
Banle International (China) Limited	Hong Kong	100%	Investment holding
Banle International (Singapore) Pte Limited	Singapore	100%	Sales and distribution of marine fuel
Banle Energy (Europe) Limited	Ireland	100%	Business management